Prepayments, Deposits and Other Receivables (Details) - Schedule of Prepayments, Deposits and Other Receivables - USD ($)	Dec. 31, 2023	Dec. 31, 2022
Schedule of Prepayments, Deposits and Other Receivables [Abstract]
Prepayments	$ 3,389,557	$ 2,414,189
Deposits and other receivables	1,491,886	1,238,685
Total	4,881,443	3,652,874
Portion classified as non-current	(26,072)	(128,927)
Current portion	$ 4,855,371	$ 3,523,947